NIA IMPACT SOLUTIONS FUND
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

COMMON STOCKS - 95.4%	Shares	Value
Communications - 3.6%
Internet Media & Services - 2.0%
Spotify Technology S.A. (a)	1,685	$ 1,009,096
Zillow Group, Inc. - Class A (a)	11,351	821,245
		1,830,341
Telecommunications - 1.6%
Telefónica S.A. - ADR	344,932	1,479,758

Consumer Discretionary - 4.8%
Automotive - 1.2%
BYD Company Ltd. - ADR	84,288	1,056,129

Consumer Services - 1.2%
Stride, Inc. (a)	17,171	1,090,874

E-Commerce Discretionary - 2.4%
eBay, Inc.	26,775	2,216,702

Consumer Staples - 4.3%
Beverages - 2.0%
Vita Coco Company, Inc. (The) (a)	34,111	1,821,869

Household Products - 0.3%
Honest Company, Inc. (The) (a)	109,851	295,499

Retail - Consumer Staples - 0.8%
Natural Grocers by Vitamin Cottage, Inc.	27,624	766,566

Wholesale - Consumer Staples - 1.2%
United Natural Foods, Inc. (a)	27,995	1,044,493

Energy - 10.2%
Renewable Energy - 10.2%
First Solar, Inc. (a)	13,944	3,805,597
Nextpower, Inc. - Class A (a)	21,047	1,928,326
Sunrun, Inc. (a)	48,197	975,989

NIA IMPACT SOLUTIONS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.4% (Continued)	Shares	Value
Energy - 10.2% (Continued)
Renewable Energy - 10.2% (Continued)
Vestas Wind Systems A/S - ADR	332,016	$ 2,619,606
		9,329,518
Financials - 10.4%
Asset Management - 6.4%
HA Sustainable Infrastructure Capital, Inc.	59,339	2,038,888
Robinhood Markets, Inc. - Class A (a)	16,396	2,106,722
Sanlam Ltd. - ADR	158,226	1,696,183
		5,841,793
Banking - 1.1%
Amalgamated Financial Corporation	32,754	961,330

Insurance - 2.0%
Lemonade, Inc. (a)	23,915	1,868,240

Specialty Finance - 0.9%
Toast Inc. - Class A (a)	24,730	845,518

Health Care - 13.9%
Biotech & Pharma - 10.7%
Daiichi Sankyo Company Ltd. - ADR	33,844	832,562
GeneDx Holdings Corporation (a)	12,260	2,046,807
Gilead Sciences, Inc.	19,922	2,506,985
GSK plc - ADR	47,689	2,282,396
Vertex Pharmaceuticals, Inc. (a)	4,915	2,131,193
		9,799,943
Health Care Facilities & Services - 1.5%
Fresenius Medical Care AG - ADR	59,072	1,413,002

Medical Equipment & Devices - 1.7%
Hologic, Inc. (a)	20,400	1,529,388

Industrials - 15.5%
Electrical Equipment - 4.7%
Schneider Electric SE - ADR	44,501	2,387,034

NIA IMPACT SOLUTIONS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.4% (Continued)	Shares	Value
Industrials - 15.5% (Continued)
Electrical Equipment - 4.7% (Continued)
Veritiv Holdings Company - Class A	10,509	$ 1,888,782
		4,275,816
Engineering & Construction - 4.8%
AECOM	17,502	1,804,981
Stantec, Inc.	26,998	2,606,927
		4,411,908
Industrial Support Services - 1.3%
Core & Main Inc. - Class A (a)	24,856	1,201,539

Machinery - 3.1%
Mueller Water Products, Inc. - Class A	46,530	1,127,887
Xylem, Inc.	12,123	1,705,343
		2,833,230
Professional Services - 1.6%
Brambles Ltd. - ADR	47,090	1,489,127

Real Estate - 2.9%
Real Estate Owners & Developers - 1.2%
City Developments Ltd. - ADR	202,472	1,125,744

REITs - 1.7%
Iron Mountain, Inc.	17,870	1,543,075

Technology - 27.3%
Semiconductors - 9.3%
Advanced Micro Devices, Inc. (a)	8,583	1,867,060
Broadcom, Inc.	6,594	2,657,118
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	13,743	4,006,222
		8,530,400
Software - 11.5%
Atlassian Corporation - Class A (a)	5,121	765,692
Autodesk, Inc. (a)	4,171	1,265,231
Cloudflare, Inc. - Class A (a)	6,195	1,240,301
Duolingo, Inc. (a)	3,423	655,196
Microsoft Corporation	2,220	1,092,262

NIA IMPACT SOLUTIONS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.4% (Continued)	Shares	Value
Technology - 27.3% (Continued)
Software - 11.5% (Continued)
Palo Alto Networks, Inc. (a)	10,406	$ 1,978,493
SAP SE - ADR	8,781	2,122,807
Shopify, Inc. - Class A (a)	9,171	1,454,888
		10,574,870
Technology Hardware - 3.2%
Apple, Inc.	7,392	2,061,259
Crane NXT Company	14,730	829,299
		2,890,558
Technology Services - 3.3%
International Business Machines Corporation	9,812	3,027,787

Utilities - 2.5%
Electric Utilities - 1.8%
Brookfield Renewable Corporation	40,447	1,678,146

Gas & Water Utilities - 0.7%
California Water Service Group	13,010	590,264

Total Common Stocks (Cost $61,983,632)		$ 87,363,427

NIA IMPACT SOLUTIONS FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 4.5%	Shares	Value
First American Government Obligations Fund - Class X, 3.88% (b) (Cost $4,092,086)	4,092,086	$ 4,092,086

Investments at Value - 99.9% (Cost $66,075,718)		$ 91,455,513

Other Assets in Excess of Liabilities - 0.1%		75,164

Net Assets - 100.0%		$ 91,530,677

A/S	- Aktieselskab
ADR	- American Depositary Receipt
AG	- Aktiengesellschaft
S.A.	- Societe Anonyme
SE	- Societe Europaea

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of November 30, 2025.